Fair value disclosures (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Available-for-sale securities	$ 1,570	$ 1,586	$ 1,447
Recurring basis
Assets
Available-for-sale securities	1,570	1,586	1,447
Derivative financial instruments, net	161	154	145
Total Assets	1,731	1,740	1,592
Liabilities
Guarantees	13	14	7
Total Liabilities	13	14	7
U.S. treasury bonds
Assets
Available-for-sale securities	10	10	10
U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	10	10
Other U.S. and non-U.S. government bonds
Assets
Available-for-sale securities	120	146	92
Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	120	146	92
Corporate bonds
Assets
Available-for-sale securities	633	664	572
Corporate bonds | Recurring basis
Assets
Available-for-sale securities	633	664	572
Asset-backed securities
Assets
Available-for-sale securities	72	96	111
Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	72	96	111
U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	321	299	310
Residential
Assets
Available-for-sale securities	18	25	30
Residential | Recurring basis
Assets
Available-for-sale securities	18	25	30
Commercial
Assets
Available-for-sale securities	93	127	145
Commercial | Recurring basis
Assets
Available-for-sale securities	93	127	145
Large capitalization value
Assets
Available-for-sale securities	254	185	148
Large capitalization value | Recurring basis
Assets
Available-for-sale securities	254	185	148
Smaller company growth
Assets
Available-for-sale securities	49	34	29
Smaller company growth | Recurring basis
Assets
Available-for-sale securities	49	34	29
Level 1 | Recurring basis
Assets
Available-for-sale securities	313	229	187
Derivative financial instruments, net	0	0	0
Total Assets	313	229	187
Liabilities
Guarantees	0	0	0
Total Liabilities	0	0	0
Level 1 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	10	10
Level 1 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Residential | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Commercial | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	254	185	148
Level 1 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	49	34	29
Level 2 | Recurring basis
Assets
Available-for-sale securities	1,257	1,357	1,260
Derivative financial instruments, net	161	154	145
Total Assets	1,418	1,511	1,405
Liabilities
Guarantees	0	0	0
Total Liabilities	0	0	0
Level 2 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 2 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	120	146	92
Level 2 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	633	664	572
Level 2 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	72	96	111
Level 2 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	321	299	310
Level 2 | Residential | Recurring basis
Assets
Available-for-sale securities	18	25	30
Level 2 | Commercial | Recurring basis
Assets
Available-for-sale securities	93	127	145
Level 2 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 2 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Recurring basis
Assets
Available-for-sale securities	0	0	0
Derivative financial instruments, net	0	0	0
Total Assets	0	0	0
Liabilities
Guarantees	13	14	7
Total Liabilities	13	14	7
Level 3 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Residential | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Commercial | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	$ 0	$ 0	$ 0